Document And Entity Information	Jul. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Zynga Inc. (“Zynga”) on July 2, 2020 (the “Current Report”) disclosing that Zynga had completed its previously announced acquisition of all allotted and issued share capital (including all rights to acquire share capital) of Peak Oyun Yazılım ve Pazarlama Anonim Şirketi, a Turkey joint stock company (“Peak”), pursuant to the Share Sale and Purchase Agreement (the “Agreement”) dated May 31, 2020, between the shareholders (collectively, the “Sellers”) of Peak and Zynga. This Amendment is being filed solely for the purpose of including the historical audited and unaudited financial statements of Peak and the pro forma condensed combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Current Report in reliance on the instructions to such items.
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	ZYNGA INC
Entity Central Index Key	0001439404
Entity Emerging Growth Company	false
Entity File Number	001-35375
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1733483
Entity Address, Address Line One	699 Eighth Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	855
Local Phone Number	449-9642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A common stock
Trading Symbol	ZNGA
Name of each exchange on which registered	NASDAQ